TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Domestic (Israel)	$ 191	$ 0	$ 0
Foreign (United States)	58	86	49
Total current	249	86	49
Deferred:
Domestic (Israel)	(8)	(426)	358
Foreign (United States)	1,902	535	169
Total deferred	1,894	109	527
Previous Years:
Taxes on income (tax benefit)	$ 2,143	$ 195	$ 576